================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------------------------

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC

Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt

Title:   Managing Member

Phone:   212-421-2155


Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt    New York, New York    February 14, 2012
-----------------------
      [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]    NONE

================================================================================

                              FORM 13F SUMMARY PAGE


Report Summary


Number of other Included Managers:      1

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $467,018
                                        (thousands)

List of Other Included Managers:    S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

                                  FORM 13F                           (SEC USE ONLY)
Page 1 of 4 Name of Reporting Manager S SQUARED TECHNOLOGY, LLC
December 31, 2011

           Item 1:     Item 2:  Item 3:  Item 4:    Item 5:             Item 6            Item 7            Item 8:
        Name of Issuer  Title   CUSIP     Fair     Shares of    Investment Discretion    Managers  Voting Authority (Shares)
                         of     Number    Market   Principal                            See Instr.
                        class             Value     Amount                                  V
                                         (x$1000)
                                                                 (a)    (b)       (c)             (a) Sole (b) Shared (c) None
                                                                 Sole Shared    Shared-
                                                                       -As       Other
                                                                      Defined
                                                                        in
                                                                      Instr.
                                                                        V
ABSOLUTE SOFTWARE
 CORPORATION             COM   00386B109   9,289  1,950,400  SH   X                                1,950,400
ACCENTURE PLC            COM   G1151C101   1,107     20,800  SH   X                                   20,800
ALLSCRIPTS HEALTHCARE
 SOLUTION                COM   01988P108   1,919    101,310  SH          X        01                 101,310
ATMEL CORP               COM   049513104   4,956    611,800  SH          X        01                 611,800
AVAGO TECHNOLOGIES       COM   Y0486S104   5,908    204,700  SH          X        01                 204,700
BMC SOFTWARE INC         COM   055921100  11,181    341,100  SH          X        01                 341,100
CALIX INC                COM   13100M509   5,209    805,100  SH   X                                  805,100
CALLIDUS SOFTWARE        COM   13123E500  16,602  2,585,983  SH          X        01               2,585,983
CIENA                    COM   171779101   7,552    624,100  SH          X        01                 624,100
COGNIZANT TECHNOLOGY
 SOLUTIONS               COM   192446102   5,344     83,100  SH          X        01                  83,100
COLUMBIA LABORATORIES,
 INC.                    COM   197779101   1,553    621,300  SH   X                                  621,300
COMVERGE INC             COM   205859101   2,787  2,212,300  SH   X                                2,212,300
COMVERSE TECHNOLOGY
 INC                     COM   205862402   9,391  1,369,000  SH          X        01               1,369,000
CONSTANT CONTACT INC     COM   210313102   3,075    132,500  SH   X                                  132,500
DEXCOM INC               COM   252131107  10,847  1,165,100  SH          X        01               1,165,100
DICE HOLDINGS INC        COM   253017107   3,060    369,100  SH          X        01                 369,100
DIGITAL RIV INC          COM   25388B104   2,744    182,700  SH          X        01                 182,700
F5 NETWORKS INC          COM   315616102  11,100    104,600  SH          X        01                 104,600
FOREST LABS INC          COM   345838106   9,511    314,300  SH          X        01                 314,300
FORTINET INC             COM   34959E109     785     36,000  SH   X                                   36,000
GLUE MOBILE INC          COM   379890106   5,382  1,713,900  SH   X                                1,713,900
GSE SYSTEMS INC          COM   36227K106   3,161  1,620,800  SH   X                                1,620,800
HARMONIC                 COM   413160102   4,541    900,900  SH   X                                  900,900
IGATE CORPORATION        COM   45169U105   3,843    244,300  SH   X                                  244,300
INGRAM MICRO INC         COM   457153104   7,054    387,800  SH          X        01                 387,800
INTER-NAP NETWORK        COM   45885A300   9,213  1,551,000  SH   X                                1,551,000
INTERSIL HLDG CORP
 CL A                    COM   46069S109   3,806    364,600  SH          X        01                 364,600
IXIA                     COM   45071r109   5,202    495,000  SH   X                                  495,000
JIVE SOFTWARE INC        COM   47760A108     160     10,000  SH          X        01                  10,000
KENEXA CORP              COM   488879107  22,303    835,300  SH          X        01                 835,300
LAM RESEARCH CORP        COM   512807108   6,408    173,100  SH          X        01                 173,100
                                         -------
COLUMN TOTAL                             194,993
                                         =======

                                  FORM 13F                           (SEC USE ONLY)
Page 2 of 4 Name of Reporting Manager S SQUARED TECHNOLOGY, LLC
December 31, 2011

           Item 1:     Item 2:  Item 3:  Item 4:    Item 5:             Item 6            Item 7            Item 8:
        Name of Issuer  Title   CUSIP     Fair     Shares of    Investment Discretion    Managers  Voting Authority (Shares)
                         of     Number    Market   Principal                            See Instr.
                        class             Value     Amount                                  V
                                         (x$1000)
                                                                 (a)    (b)       (c)             (a) Sole (b) Shared (c) None
                                                                 Sole Shared    Shared-
                                                                       -As       Other
                                                                      Defined
                                                                        in
                                                                      Instr.
                                                                        V
LATTICE SEMICONDUCTOR    COM   518415104   4,089    688,400  SH   X                                  688,400
LINEAR TECHNOLOGY CORP   COM   535678106   7,637    254,300  SH          X        01                 254,300
LIQUIDITY SERVICES INC   COM   53635B107  11,103    300,900  SH   X                                  300,900
MARVELL TECH GROUP LTD
 ORD                     COM   G5876H105   6,336    457,500  SH          X        01                 457,500
MATTERSIGHT
 CORPORATION             COM   577097108   3,815    820,525  SH          X        01                 820,525
MAXIM INTERGRATED        COM   57772K101   6,325    242,900  SH          X        01                 242,900
MICROSEMI CORP           COM   595137100   3,792    226,400  SH          X        01                 226,400
MICROSTRATEGY INC        COM   594972408   6,932     64,000  SH          X        01                  64,000
MONSTER WORLDWIDE INC    COM   611742107   5,233    659,900  SH          X        01                 659,900
MOVE INC                 COM   62458M207   2,686    425,000  SH   X                                  425,000
NEOPHOTONICS
 CORPORATION             COM   64051T100   2,206    481,600  SH   X                                  481,600
NPS PHARMACEUTICALS      COM   62936P103   1,526    231,500  SH   X                                  231,500
NVIDIA CORP              COM   67066G104   5,285    381,300  SH          X        01                 381,300
OCZ TECHNOLOGY (2nd
 private plc)            COM   67086E303   3,966    600,000  SH   X                                  600,000
OCZ TECHNOLOGY CORP      COM   67086E303   5,765    872,100  SH          X        01                 872,100
OCZ TECHNOLOGY (1st
 private plc)            COM   67086E303   5,592    845,993  SH   X                                  845,993
ONYX PHARM               COM   683399109   3,367     76,600  SH          X        01                  76,600
OPENWAVE SYS INC         COM   683718308   6,211  3,931,100  SH          X        01               3,931,100
OPTIMER
 PHARMACEUTICALS INC     COM   68401H104  13,817  1,128,800  SH          X        01               1,128,800
POWER INTEGRATIONS INC   COM   739276103   4,695    141,600  SH   X                                  141,600
REACHLOCAL, INC          COM   75525F104      62     10,000  SH   X                                   10,000
REAL NETWORKS INC        COM   75605L708  10,652  1,420,249  SH          X        01               1,420,249
REALD INC                COM   75604L105   2,201    277,200  SH          X        01                 277,200
RESPONSYS INC            COM   761248103     133     15,000  SH   X                                   15,000
RESVERLOGIX CORP         COM   76128M108     493    355,100  SH   X                                  355,100
RESVERLOGIX CORP
 RESTRICTED SH           COM   76128M108     424    305,500  SH   X                                  305,500
RIVERBED TECHNOLOGY
 INC                     COM   768573107  11,383    484,400  SH          X        01                 484,400
RIVERSTONE NETWORKS      COM   769320995       0  5,414,200  SH          X        01               5,414,200
SALIX PHARMACEUTICALS    COM   795435106  15,173    317,100  SH          X        01                 317,100
SAPIENT CORP             COM   803062108     828     65,700  SH          X        01                  65,700
SERVICESOURCE INTL       COM   81763U100     392     25,000  SH   X                                   25,000
SILICON LABORATORIES,
 INC                     COM   826919102   8,849    203,800  SH          X        01                 203,800
SOLARWINDS, INC          COM   83416B109   3,501    125,253  SH          X        01                 125,253
                                         -------
COLUMN TOTAL                             164,469
                                         =======

                                  FORM 13F                           (SEC USE ONLY)
Page 3 of 4 Name of Reporting Manager S SQUARED TECHNOLOGY, LLC
December 31, 2011


           Item 1:     Item 2:  Item 3:  Item 4:    Item 5:             Item 6            Item 7            Item 8:
        Name of Issuer  Title   CUSIP     Fair     Shares of    Investment Discretion    Managers  Voting Authority (Shares)
                         of     Number    Market   Principal                            See Instr.
                        class             Value     Amount                                  V
                                         (x$1000)
                                                                 (a)    (b)       (c)             (a) Sole (b) Shared (c) None
                                                                 Sole Shared    Shared-
                                                                       -As       Other
                                                                      Defined
                                                                        in
                                                                      Instr.
                                                                        V
SYCAMORE NETWORKS INC     COM  871206108   1,342     75,000  SH   X                                   75,000
TEKELEC                   COM  879101103  18,891  1,728,400  SH          X        01               1,728,400
TELECOMMUNICATIONS SYS
 CL A                     COM  87929J103   5,844  2,487,000  SH   X                                2,487,000
THESTREET.COM, INC        COM  88368Q103   1,784  1,061,968  SH   X                                1,061,968
THORATEC CORPORATION      COM  885175307   9,239    275,300  SH          X        01                 275,300
TIBCO SOFTWARE INC        COM  88632Q103   3,804    159,100  SH          X        01                 159,100
TNS INC                   COM  872960109  10,848    612,189  SH          X        01                 612,189
TREE.COM, INC.            COM  894675107   3,072    549,600  SH   X                                  549,600
UNITED THERAPEUTICS       COM  91307C102   7,414    156,900  SH          X        01                 156,900
UROPLASTY INC             COM  917277204   4,347  1,022,800  SH   X                                1,022,800
VELTI                     COM  G93285107   7,480  1,100,000  SH   X                                1,100,000
VIROPHARMA INC            COM  928241108  10,080    368,000  SH   X                                  368,000
VOCUS INC                 COM  92858J108   9,936    449,800  SH   X                                  449,800
WEB.COM GROUP INC         COM  94733A104  12,096  1,056,401  SH   X                                1,056,401
WEBMEDIABRANDS INC        COM  94770W100     936  1,965,700  SH   X                                1,965,700
ELOYALTY CORP SERIES
 B CONV PF               CVPF  290152990     115     22,475  SH   X                                   22,475
OCZ TECHNOLOGY WTS EXP
 11/01/1                  WNT                328    267,749  SH   X                                  267,749
RESVERLOGIX CORP WTS
 02/25/16                 WNT  73128M132       0    152,750  SH   X                                  152,750
WORLD WEB LIMITED WTS
 SERIES B                 WNT                  0     45,400  SH   X                                   45,400

COLUMN TOTAL                             107,556


Form 13F-Additions

                                  FORM 13F                           (SEC USE ONLY)
Page 4 of 4 Name of Reporting Manager S SQUARED TECHNOLOGY, LLC
December 31, 2011


           Item 1:     Item 2:  Item 3:  Item 4:    Item 5:             Item 6            Item 7            Item 8:
        Name of Issuer  Title   CUSIP     Fair     Shares of    Investment Discretion    Managers  Voting Authority (Shares)
                         of     Number    Market   Principal                            See Instr.
                        class             Value     Amount                                  V
                                         (x$1000)
                                                                 (a)    (b)       (c)             (a) Sole (b) Shared (c) None
                                                                 Sole Shared    Shared-
                                                                       -As       Other
                                                                      Defined
                                                                        in
                                                                      Instr.
                                                                        V


NORTEL NETWORKS           COM  656568508       0          5   SH  X                                5
                                         -------
TOTAL MARKET VALUE 13F
 ADDITIONS                                     0
                                         -------
TOTAL MARKET VALUE 13F                   467,018
                                         -------
TOTAL MARKET VALUE 13F
 & ADDITIONS                             467,018
                                         =======